Note 19 - Financial Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2015	Dec. 31, 2014	Aug. 05, 2014	Jun. 11, 2014	Jun. 06, 2014
Note 19 - Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)			$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		4,743,700			330,000	5,000,000
Fair Value Assumptions Expected Volatility Rate Calculation Basis		5 years
Fair Value Assumptions, Expected Volatility Rate	87.55%	88.47%	90.49%
Increase Decrease in Volatility Rate Applied		5.00%
Fair Value Assumptions Resulting Increase Decrease in Fair Value		2.80%
Swap [Member]
Note 19 - Financial Instruments (Details) [Line Items]
Interest Rate Swap Termination Fee (in Dollars)				$ 1,134